Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
August 19, 2011
EDGAR CORRESPONDENCE
Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549
Re: Huntington Funds (“Registrant”), SEC File No. 811-5010
Ladies and Gentlemen:
On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 28, 2011, to the Prospectus for the Huntington VA Macro 100 Fund.
If you have any questions or would like further information, please contact me at (317) 917-7030.
Sincerely,
/s/ John C. Swhear

John C. Swhear
Vice President